Notes to the Assets of the Balance Sheet - Summary of Bonds, Available-For-Sale (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Cost	€ 268,922,724	€ 0
Cost	€ 0	€ 149,059,254
Term deposits, current portion [member]
Disclosure of financial assets [line items]
Maturity	4 - 12 Months
Gross Unrealized Gains	€ 2,000
Gross Unrealized Losses	(744,000)
Cost	218,978,000
Maturity		4 - 12 Months
Gross Unrealized Gains		€ 59,000
Gross Unrealized Losses		0
Cost		149,059,000
Term deposits, current portion [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Cost	€ 219,720,000
Cost		€ 149,000,000
Commercial papers [member]
Disclosure of financial assets [line items]
Maturity	4 - 12 Months
Gross Unrealized Gains	€ 0
Gross Unrealized Losses	(55,000)
Cost	49,945,000
Commercial papers [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Cost	€ 50,000,000
Term deposits, net of current portion [member]
Disclosure of financial assets [line items]
Maturity	More than 12 Months
Gross Unrealized Gains	€ 12,000
Gross Unrealized Losses	(353,000)
Cost	95,749,000
Term deposits, net of current portion [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Cost	€ 96,090,000